File No. 333-89914        CIK #1172249

                       Securities and Exchange Commission
                           Washington, D.C. 20549-1004

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

              Van Kampen Focus Portfolios, Taxable Income Series 10
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               1 Parkview Plaza
                      Oakbrook Terrace, Illinois 60181-5555
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: A. Thomas Smith III                      Attention: Mark J. Kneedy
  1 Parkview Plaza                                    111 West Monroe Street
  Oakbrook Terrace, Illinois 60181-5555               Chicago, Illinois 60603

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on September 24, 2003 pursuant to paragraph (b) of Rule 485.



                          VAN KAMPEN FOCUS PORTFOLIOS,
                            TAXABLE INCOME SERIES 10

INSURED INCOME TRUST/94                       LONG-TERM INVESTMENT GRADE TRUST/1


--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE FUND

   This series of Van Kampen Focus Portfolios, Taxable Income Series 10 (the "Fund") consists of the underlying separate unit investment trusts described above (the "Trusts"). Each Trust consists of a portfolio of intermediate or long-term bonds. Each Trust seeks to provide a high level of current income and to preserve capital.

                              PUBLIC OFFERING PRICE

   The Public Offering Price of the Units of each Trust includes the aggregate bid price of the bonds in such Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by such Trust, and accrued interest, if any. See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS

   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS SEPTEMBER 24, 2003

                                   VAN KAMPEN
              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 10
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                               AS OF JULY 2, 2003
                         SPONSOR: VAN KAMPEN FUNDS INC.
                         EVALUATOR: J.J. KENNY CO., INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          TRUSTEE: THE BANK OF NEW YORK

   The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing a different distribution plan (if available) will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plan.

                                                                                                            LONG-TERM
                                                                                            INSURED        INVESTMENT
                                                                                            INCOME            GRADE
                                                                                             TRUST            TRUST
                                                                                        ---------------   --------------
GENERAL INFORMATION
Principal Amount (Par Value) of the bonds............................................   $     9,825,000   $    5,930,000
Number of Units......................................................................            10,232            6,206
Fractional Undivided Interest in Trust per Unit......................................          1/10,232          1/6,206
Public Offering Price:
      Aggregate Bid Price of the bonds in the Trust..................................   $ 10,805,927.25   $ 6,546,684.90
      Aggregate Bid Price of the bonds per Unit......................................   $      1,056.09   $     1,054.90
      Sales charge 5.263% (5.00% of Public Offering Price excluding principal cash) for the Insured Income Trust and 5.708% (5.40% of Public Offering
      Price excluding
      principal cash) for the Long-Term Investment Grade Trust.......................   $         55.26   $        60.16
      Principal Cash per Unit........................................................   $         (6.04)  $         (.92)
      Public Offering Price per Unit (1).............................................   $      1,105.31   $     1,114.14
Redemption Price per Unit............................................................   $      1,050.05   $     1,053.98
Excess of Public Offering Price per Unit over Redemption Price per Unit..............   $         55.26   $        60.16
Minimum Value of the Trust under which Trust Agreement may be terminated.............   $  2,009,000.00   $ 1,200,000.00
Annual Premium on Portfolio Insurance................................................   $            --   $           --
Evaluator's Annual Evaluation Fee (3)................................................   $         1,860   $        3,114
SPECIAL INFORMATION
Calculation of Estimated Net Annual Unit Income:
      Estimated Annual Interest Income per Unit......................................   $         61.35   $        66.68
      Less: Estimated Annual Expense excluding Insurance.............................   $          2.32   $         2.42
      Less: Annual Premium on Portfolio Insurance....................................   $            --   $           --
      Estimated Net Annual Interest Income per Unit..................................   $         59.03   $        64.26
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income...........................................   $         59.03   $        64.26
      Divided by 12..................................................................   $          4.92   $         5.36
Estimated Daily Rate of Net Interest Accrual per Unit................................   $        .16398   $       .17849
Estimated Current Return Based on Public Offering Price (2)..........................              5.31%            5.76%
Estimated Long-Term Return (2).......................................................              4.78%            5.55%

--------------------------------------------------------------------------------

(1) Plus accrued interest to the date of settlement (three business days after purchase) of $4.59 and $5.00 for the Insured Income Trust and Long-Term
     Investment Grade Trust, respectively.

(2) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

(3) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category
     "All Services Less Rent of Shelter" in the Consumer Price Index.

             SUMMARY OF ESSENTIAL FINANCIAL INFORMATION (CONTINUED)

   Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of regular trading on the New York Stock Exchange (the "Exchange") on days the Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution...........  $1.00 per Unit
Date of Deposit..........................  June 20, 2003
Supervisor's Annual Supervisory Fee......  Maximum of $.25 per Unit
Sponsor's Annual Bookkeeping
   and Administrative Services Fee.......  Maximum of $.15 per Unit

Record Dates.............................  TENTH day of the month as follows:
                    monthly - each month; semi-annual - June and December for the Insured Income and Long-Term Investment Grade Trusts.

Distribution Dates.......................  TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December for the Insured Income and Long-Term Investment Grade Trusts.

Trustee's Annual Fee.....................  $.91 and $.51 per $1,000 principal amount of bonds respectively, for those portions of the Trusts under the monthly and semi-annual distribution plans.



                                    PORTFOLIO

   As of May 31, 2003, the Insured Income Trust, Series 94 consists of 9 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: General Obligation, 3 (18%); General Purpose, 3 (45%); Higher Education, 1 (15%); Public Building, 1 (10%) and Transportation, 1 (12%). The Portfolio consists of 9 Bond issues in 6 states. See "Portfolio" herein.

                                               PER UNIT INFORMATION
                                                                                                            2003 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $      946.23
                                                                                                         =============
Net asset value per Unit at end of period..............................................................  $    1,072.79
                                                                                                         =============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period) (2).................................  $       50.10
                                                                                                         =============
Distributions to Unitholders from bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         =============
Unrealized appreciation (depreciation) of bonds (per Unit outstanding at
   end of period)......................................................................................  $      117.82
                                                                                                         =============
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $       51.57
      Semiannual.......................................................................................  $       27.22
Units outstanding at end of period.....................................................................         10,320

--------------------------------------------------------------------------------

(1)  For the period from June 20, 2002 (date of deposit) through May 31, 2003.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.

                                    PORTFOLIO

   As of May 31, 2003, the Long-Term Investment Grade Trust, Series 1 consists of 15 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: General
Purpose, 15 (100%). See "Portfolio" herein.
                              PER UNIT INFORMATION

                                                                                                            2003 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $      946.24
                                                                                                         =============
Net asset value per Unit at end of period..............................................................  $    1,081.69
                                                                                                         =============
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period) (2).................................  $       54.48
                                                                                                         =============
Distributions to Unitholders from bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         =============
Unrealized appreciation (depreciation) of bonds (per Unit outstanding at
   end of period)......................................................................................  $      123.98
                                                                                                         =============
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $       56.36
      Semiannual.......................................................................................  $       29.67
Units outstanding at end of period.....................................................................          6,219

--------------------------------------------------------------------------------

(1)  For the period from June 20, 2002 (date of deposit) through May 31, 2003.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 10:

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Taxable Income Series 10 (Insured Income Trust and Long-Term Investment Grade Trust) as of May 31, 2003, and the related statements of operations and changes in net assets for the period from June 20, 2002 (date of deposit) through May 31, 2003. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of tax-exempt securities owned at May 31, 2003 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Taxable Income Series 10 (Insured Income Trust and Long-Term Investment Grade Trust) as of May 31, 2003, and the results of operations and changes in net assets for the period from June 20, 2002 (date of deposit) through May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   July 11, 2003

              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 10
                             STATEMENTS OF CONDITION
                                  MAY 31, 2003
                                                                                                              LONG-TERM
                                                                                                 INSURED     INVESTMENT
                                                                                                 INCOME         GRADE
                                                                                                  TRUST         TRUST
                                                                                               -----------  -----------
   Trust property
      Cash  ................................................................................   $        --  $        --
      Bonds at market value, (cost $9,911,748 and $5,933,045, respectively) (note 1)........    11,127,699    6,704,057
      Accrued interest......................................................................       178,221      107,587
      Receivable for bonds sold.............................................................            --           --
                                                                                               -----------  -----------
                                                                                               $11,305,920  $ 6,811,644
                                                                                               ===========  ===========
   Liabilities and interest to Unitholders
      Cash overdraft........................................................................   $   187,543  $    84,585
      Redemptions payable...................................................................        47,140           --
      Interest to Unitholders...............................................................    11,071,237    6,727,059
                                                                                               -----------  -----------
                                                                                               $11,305,920  $ 6,811,644
                                                                                               ===========  ===========

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (10,320 and 6,219 Units, respectively of fractional undivided interest outstanding)
      Cost to original investors of 10,519 and 6,292 Units, respectively (note 1)...........   $10,519,000  $ 6,292,000
         Less initial underwriting commission (note 3)......................................       515,386      308,282
                                                                                               -----------  -----------
                                                                                                10,003,614    5,983,718
         Less redemption of Units (199 and 73 Units, respectively)..........................       206,040       69,243
                                                                                               -----------  -----------
                                                                                                 9,797,574    5,914,475
      Undistributed net investment income
         Net investment income..............................................................       580,647      378,742
         Less distributions to Unitholders..................................................       525,208      341,303
                                                                                               -----------  -----------
                                                                                                    55,439       37,439
      Realized gain (loss) on bond sale or redemption.......................................         2,273        4,133
      Unrealized appreciation (depreciation) of bonds (note 2)..............................     1,215,951      771,012
      Distributions to Unitholders of bond sale or redemption proceeds......................            --           --
                                                                                               -----------  -----------
            Net asset value to Unitholders..................................................   $11,071,237  $ 6,727,059
                                                                                               ===========  ===========
   Net asset value per Unit (Units outstanding of 10,320 and 6,219, respectively)...........   $  1,072.79  $  1,081.69
                                                                                               ===========  ===========


        The accompanying notes are an integral part of these statements.


                                          INSURED INCOME TRUST, SERIES 94
                                              STATEMENT OF OPERATIONS
                         PERIOD FROM JUNE 20, 2002 (DATE OF DEPOSIT) THROUGH MAY 31, 2003
                                                                                                               2003
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   598,452
      Expenses
         Trustee fees and expenses........................................................................       13,235
         Evaluator fees...................................................................................        3,114
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................        1,456
                                                                                                            -----------
            Total expenses................................................................................       17,805
                                                                                                            -----------
         Net investment income............................................................................      580,647
   Realized gain (loss) from bond sale or redemption
      Proceeds............................................................................................       94,139
      Cost................................................................................................       91,866
                                                                                                            -----------
         Realized gain (loss).............................................................................        2,273
   Net change in unrealized appreciation (depreciation) of bonds..........................................    1,215,951
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................  $ 1,798,871
                                                                                                            ===========

                       STATEMENT OF CHANGES IN NET ASSETS
        PERIOD FROM JUNE 20, 2002 (DATE OF DEPOSIT) THROUGH MAY 31, 2003

                                                                                                               2003
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   580,647
      Realized gain (loss) on bond sale or redemption.....................................................        2,273
      Net change in unrealized appreciation (depreciation) of bonds.......................................    1,215,951
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................    1,798,871
   Distributions to Unitholders from:
      Net investment income...............................................................................     (525,208)
      Bonds sale or redemption proceeds...................................................................           --
      Redemption of Units.................................................................................     (206,040)
                                                                                                            -----------
         Total increase (decrease)........................................................................    1,067,623
   Net asset value to Unitholders
      Beginning of period.................................................................................   10,003,614
                                                                                                            -----------
      End of period (including undistributed net investment income of $55,439)............................  $11,071,237
                                                                                                            ===========



        The accompanying notes are an integral part of these statements.


                   LONG-TERM INVESTMENT GRADE TRUST, SERIES 1
                             STATEMENT OF OPERATIONS
        PERIOD FROM JUNE 20, 2002 (DATE OF DEPOSIT) THROUGH MAY 31, 2003
                                                                                                               2003
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   390,104
      Expenses
         Trustee fees and expenses........................................................................        8,632
         Evaluator fees...................................................................................        1,860
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................          870
                                                                                                            -----------
            Total expenses................................................................................       11,362
                                                                                                            -----------
         Net investment income............................................................................      378,742
   Realized gain (loss) from bond sale or redemption
      Proceeds............................................................................................       54,806
      Cost................................................................................................       50,673
                                                                                                            -----------
         Realized gain (loss).............................................................................        4,133
   Net change in unrealized appreciation (depreciation) of bonds..........................................      771,012
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................  $ 1,153,887
                                                                                                            ===========

                       STATEMENT OF CHANGES IN NET ASSETS
        PERIOD FROM JUNE 20, 2002 (DATE OF DEPOSIT) THROUGH MAY 31, 2003

                                                                                                               2003
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   378,742
      Realized gain (loss) on bond sale or redemption.....................................................        4,133
      Net change in unrealized appreciation (depreciation) of bonds.......................................      771,012
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................    1,153,887
   Distributions to Unitholders from:
      Net investment income...............................................................................     (341,303)
      Bonds sale or redemption proceeds...................................................................           --
      Redemption of Units.................................................................................      (69,243)
                                                                                                            -----------
         Total increase (decrease)........................................................................      743,341
   Net asset value to Unitholders
      Beginning of period.................................................................................    5,983,718
                                                                                                            -----------
      End of period (including undistributed net investment income of $37,439)............................  $ 6,727,059
                                                                                                            ===========


        The accompanying notes are an integral part of these statements.

VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 10
INSURED INCOME TRUST                                                                      PORTFOLIO AS OF MAY 31, 2003
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $      60,000  Frisco, Texas, Taxable General Obligation Bonds, Series B
                         (FGIC Insured)                                                   2011 @ 100
                         6.500% Due 02/15/21                                     AAA      2017 @ 100 S.F. $     66,666
----------------------------------------------------------------------------------------------------------------------
   B           500,000  Kane, McHenry, Cook & DeKalb Counties, Illinois, School
                         District No. 300, Capital Appreciation, Taxable General
                         Obligation Bonds (FGIC Insured)
                         0.000% Due 12/01/21                                    Aaa*                           178,760
----------------------------------------------------------------------------------------------------------------------
   C         1,250,000  Zion, Illinois, Midwestern Regional, Taxable Alternative
                         Revenue Bonds (FGIC Insured)                                     2012 @ 100
                         6.600% Due 12/01/21                                     AAA      2017 @ 100 S.F.    1,378,925
----------------------------------------------------------------------------------------------------------------------
   D         1,000,000  Phoenix, Arizona, Industrial Development Authority, Stadium
                         Revenue Bonds, Taxable-Bank One Ballpark Project
                         (AMBAC Assurance Insured)
                         6.850% Due 12/01/25                                     AAA      2017 @ 100 S.F.    1,193,210
----------------------------------------------------------------------------------------------------------------------
   E         1,575,000  Illinois, Development Finance Authority, Taxable Revenue
                         Bonds (Use Energy Project Chicago) MBIA Insured                  2012 @ 100
                         6.850% Due 03/01/27                                     AAA      2023 @ 100 S.F.    1,752,203
----------------------------------------------------------------------------------------------------------------------
   F         1,400,000  GTE Florida, Inc. (MBIA Insured)
                         6.860% Due 02/01/28                                     AAA                         1,702,974
----------------------------------------------------------------------------------------------------------------------
   G         1,500,000  Philadelphia, Pennsylvania, Authority for Industrial Development,
                         Pension Funding Retirement System Revenue Bonds,
                         Series A (FSA Insured)
                         6.350% Due 04/15/28                                     AAA      2026 @ 100 S.F.    1,752,345
----------------------------------------------------------------------------------------------------------------------
   H         1,175,000  Alameda, Corridor, Transportation Authority, California
                         Taxable Revenue Bonds (Senior Lien) Series C
                         (MBIA Insured)
                         6.600% Due 10/01/29                                     AAA      2023 @ 100 S.F.    1,391,858
----------------------------------------------------------------------------------------------------------------------
   I         1,495,000  California, State University Foundation, Taxable Revenue
                         Bonds (Sacramento Auxiliary) Series B
                         (MBIA Insured)                                                   2012 @ 100
                         7.020% Due 10/01/37                                     AAA      2033 @ 100 S.F.    1,710,758
         -------------                                                                                    ------------
         $   9,955,000                                                                                    $ 11,127,699
         =============                                                                                    ============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.

VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 10
LONG-TERM INVESTMENT GRADE TRUST                                                          PORTFOLIO AS OF MAY 31, 2003
----------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO       AGGREGATE                                                            RATING       FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   A     $   1,000,000  General Motors Corporation
                         7.400% Due 09/01/25                                     BBB                      $    985,900
----------------------------------------------------------------------------------------------------------------------
   B           450,000  Ameritech Capital Funding
                         6.550% Due 01/15/28                                     AA-                           531,689
----------------------------------------------------------------------------------------------------------------------
   C           250,000  Fleetboston Financial Corporation
                         6.875% Due 01/15/28                                     A-                            283,902
----------------------------------------------------------------------------------------------------------------------
   D           500,000  Dell Computer Corporation
                         7.100% Due 04/15/28                                     A-                            601,510
----------------------------------------------------------------------------------------------------------------------
   E           250,000  Merrill Lynch & Company
                         6.750% Due 06/01/28                                     A+                            283,665
----------------------------------------------------------------------------------------------------------------------
   F           500,000  Motorola, Inc.
                         6.500% Due 11/15/28                                    BBB+                           498,130
----------------------------------------------------------------------------------------------------------------------
   G           500,000  Bellsouth Corporation
                         6.875% Due 10/15/31                                     A+                            603,920
----------------------------------------------------------------------------------------------------------------------
   H           600,000  Cingular Wireless
                         7.125% Due 12/15/31                                     A+                            721,758
----------------------------------------------------------------------------------------------------------------------
   I           250,000  Duke Capital Corporation
                         6.750% Due 02/15/32                                      A                            250,597
----------------------------------------------------------------------------------------------------------------------
   J           500,000  Walt Disney Company
                         7.000% Due 03/01/32                                     A-                            581,055
----------------------------------------------------------------------------------------------------------------------
   K           200,000  General Electric Capital Corporation
                         6.750% Due 03/15/32                                     AAA                           238,200
----------------------------------------------------------------------------------------------------------------------
   L           250,000  Household Finance Corporation
                         7.625% Due 05/17/32                                     A-                            316,573
----------------------------------------------------------------------------------------------------------------------
   M           250,000  Sears Roebuck Acceptance Corporation
                         7.000% Due 06/01/32                                     A-                            261,848
----------------------------------------------------------------------------------------------------------------------
   N           200,000  Citigroup, Inc.
                         6.625% Due 06/15/32                                     A+                            238,040
----------------------------------------------------------------------------------------------------------------------
   O           250,000  Allstate Corporation
                         6.900% Due 05/15/38                                     A+                            307,270
         -------------                                                                                    ------------
         $   5,950,000                                                                                    $  6,704,057
         =============                                                                                    ============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.

              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 10
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2003

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at the value determined by the Evaluator. The Evaluator may determine the value of the bonds (1) on the basis of current bid prices of the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by each of the Trusts, (2) on the basis of bid prices for comparable bonds, (3) by determining the value of the bonds by appraisal or (4) by any combination of the above. Certain Trusts maintain insurance which provides for the timely payment when due, of all principal and interest on bonds owned by it. Except in cases in which bonds are in default, or significant risk of default, the valuation of the bonds in such Trusts does not include any value attributable to this insurance feature since the insurance terminates as to any bond at the time of its disposition.

   Security Cost - The original cost to each of the Trusts (Insured Income Trust and Long-Term Investment Grade Trust) was based on the determination by J.J. Kenny Co. of the offering prices of the bonds on the date of deposit (June 20, 2002). Since the valuation is based upon the bid prices, such Trusts (Insured Income Trust and Long-Term Investment Grade Trust) recognized downward adjustments of $90,275 and $42,384, respectively, on the date of deposit resulting from the difference between the bid and offering prices. These downward adjustments were included in the aggregate amount of unrealized depreciation reported in the financial statements for each Trust for the period ended May 31, 2003.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in each Trust based upon (1) the cash on hand in such Trust or monies in the process of being collected, (2) the bonds in such Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of such Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies ("Standard & Poor's"). Ratings marked * are by Moody's Investors Service, Inc. ("Moody's") as these bonds are not rated by Standard & Poor's. N/R indicates that the bond is not rated by Standard & Poor's or Moody's. The ratings shown represent the latest published ratings of the bonds. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of bonds is initially or currently callable and the call price for that year. Each issue of bonds continues to be callable at declining prices thereafter (but not below par value) except for original issue discount bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. In addition, even if no year is shown in the table, the bond may have a "make whole" call option and be redeemable in whole or in part at any time at the option of the issuer at a redemption price that is generally equal to the sum of thye principal amount of the bonds, a "make whole" amount, and any accrued and unpaid interest to the date of redemption. The "make whole" amount will generally be equal to the excess, if any, of (i) the aggregate present value as of the date of redemption of principal being redeemed and the amount of interest (exclusive of interest accrued to the date of redemption, that would have been payable if redemption had not been made, determined by discounting the remaining principal and interest at a specified rate (which varies from bond to bond and is generally equal to an average of yields on U.S. Treasury obligations with maturities corresponding to the remaining life of the bond plus a premium rate) from the dates on which the principal amount of the bonds being redeemed. In addition, the bonds may also be subject to redemption without premium at any time pursuant to extraordinary optional or mandatory redemptions if certain events occur. "S.F." indicates a sinking fund is established with respect to an issue of bonds. "P.R." indicates a bond has been prerefunded.

   Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side evaluation which represents a premium over par. To the extent that the bonds were deposited in a Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly Distribution Date to holders of record on the related monthly Record Date. The estimated current return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Prospectus Part II.

NOTE 2 - PORTFOLIO (CONTINUED)

   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the bonds in certain Trusts has been obtained by the Trusts or by one of the Preinsured Bond Insurers (as indicated in the bond name). Such insurance does not guarantee the market value of the bonds or the value of the Units. For bonds covered under the Trust's insurance policy the insurance is effective only while bonds thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the bond involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold bonds.

   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by a Trust does not have any measurable value in the absence of default of the underlying bonds or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of bonds in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at May 31, 2003 is as follows:

                                                   LONG-TERM
                                     INSURED       INVESTMENT
                                     INCOME          GRADE
                                      TRUST          TRUST
                                   -----------    -----------
   Unrealized Appreciation         $ 1,215,951    $   805,542
   Unrealized Depreciation                  --        (34,530)
                                   -----------    -----------
                                   $ 1,215,951    $   771,012
                                   ===========    ===========
NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the bonds in the portfolio of each Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the bonds per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the Public Offering Price (which is equivalent to 5.152% of the aggregate offering price of the bonds) for an Insured Income Trust or a Long-Term Investment Grade Trust and a sales charge of 3.0% of the Public Offering Price (which is equivalent to 3.093% of the aggregate offering price of the bonds) for an Investment Grade Trust. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the bonds per Unit on the date of an investor's purchase plus a sales charge based upon the estimated long-term return life of the bonds in the Trusts. The sales charge ranges from 1.0% of the Public Offering Price (1.010% of the aggregate bid price of the bonds) for a Trust with an estimated long-term return life less than two years to 5.40% of the Public Offering Price (5.708% of the aggregate bid price of the bonds) for a Trust with a portfolio with an estimated long-term return life twenty-one or more years.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trusts ($.25 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to a Trust). In addition, the Evaluator receives an annual fee for regularly evaluating each of the Trusts. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

   Units were presented for redemption as follows:

                                           PERIOD ENDED
                                           MAY 31, 2003
                                         ----------------
   Insured Income Trust                         199
   Long-Term Investment Grade Trust             73



                                                                        TISPRO10



                      Contents of Post-Effective Amendment
                            to Registration Statement

    This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants




                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Taxable Income Series 10, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of September, 2003.

                           Van Kampen Focus Portfolios, Taxable Income Series 10
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By: Gina Costello
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on September 24, 2003 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Mitchell M. Merin                   Chairman                                  )

A. Thomas Smith III                 Managing Director                         )

John L. Sullivan                    Managing Director                         )

David M. Swanson                    Managing Director                         )


                                                               /s/ GINA COSTELLO
                                                             -------------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 369 (File No. 333-101485) dated December 3, 2003 and the same are hereby incorporated herein by this reference.